Federated Emerging Markets Equity Fund
Portfolio of Investments
February 29, 2020 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—97.2%
		Argentina—4.7%
1,971	[1]	Globant SA	$222,743
582	[1]	Mercadolibre, Inc.	358,529
		TOTAL	581,272
		Brazil—4.8%
31,988		BK Brasil Operacao e Assessoria a Restaurantes SA	104,793
13,785		Notre Dame Intermedica Participacoes SA	194,912
12,629		Petroleo Brasileiro SA, ADR	152,811
10,396	[1]	Rumo SA	49,098
2,364	[1]	StoneCo Ltd.	94,300
		TOTAL	595,914
		China—36.5%
8,400		AAC Technologies Hldgs. Inc.	55,673
4,690	[1]	Alibaba Group Holding Ltd., ADR	975,520
1,015,202		Anton Oilfield Services Group	97,369
127,420		China Aoyuan Group Ltd.	185,271
69,985		China Merchants Bank Co. Ltd.	323,868
76,000		China Pharmaceutical Enterprise and Investment Corp. Ltd.	174,412
1,267		CNOOC Ltd., ADR	175,264
32,665		Haidilao International Holding Ltd.	134,835
590		Kweichow Moutai Co. Ltd.	89,911
2,645	[1]	Pinduoduo, Inc., ADR	94,638
18,796	[1]	Ping An Healthcare and Technology Company Ltd.	186,335
29,444		Ping An Insurance (Group) Co. of China Ltd.	329,595
3,556		Silergy Corp.	114,912
7,700		Sunny Optical Technology Group Co. Ltd.	120,991
19,300		Tencent Holdings Ltd.	951,980
10,200		Wuxi Lead Intelligent Equipment Co. Ltd.	83,013
21,448	[1]	WuXi PharmaTech, Inc.	312,703
304,479		Zijin Mining Group Co. Ltd.	137,747
		TOTAL	4,544,037
		Colombia—1.2%
3,229		Bancolombia SA, ADR	153,313
		Egypt—3.8%
169,965	[1]	Cleopatra Hospital	57,298
42,777		Commercial International Bank Egypt	225,919
28,814	[1]	Integrated Diagnostics Holdings PLC	131,596
108,723		Juhayna Food Industries	55,570
		TOTAL	470,383
		Hong Kong—2.0%
25,174		AIA Group Ltd.	243,470
		Hungary—2.1%
6,060		OTP Bank RT	263,993
		India—3.7%
3,268		HDFC Bank Ltd., ADR	179,250
12,843		Relaxo Footwears Ltd.	124,281

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		India—continued
8,633		Reliance Industries Ltd.	$160,078
		TOTAL	463,609
		Indonesia—2.0%
69,741		PT Bank Central Asia	152,187
322,647		PT Bank Rakyat Indonesia Tbk	94,200
		TOTAL	246,387
		Kenya—1.9%
252,497		Equity Group Holdings Ltd.	112,856
464,773		Safaricom Ltd.	127,638
		TOTAL	240,494
		Philippines—1.3%
209,300		Ayala Land, Inc.	160,701
		Poland—2.1%
8,305	[1]	AmRest Holdings S.E.	84,726
4,870	[1]	Dino Polska SA	178,760
		TOTAL	263,486
		Qatar—0.6%
15,501		Qatar National Bank	79,384
		Russia—2.3%
2,659	[1,2]	TCS Group Holding PLC, GDR	58,639
5,746	[1]	Yandex NV	233,345
		TOTAL	291,984
		South Korea—11.8%
1,810		Kakao Corp.	261,379
1,679		Samsung Electro-Mechanics Co.	178,364
9,527		Samsung Electronics Co. Ltd.	431,002
1,923		Samsung SDI Co. Ltd.	480,578
1,629		SK Hynix, Inc.	117,580
		TOTAL	1,468,903
		Taiwan—12.0%
16,299		AirTac International Group	245,649
3,000		ASPEED Technology, Inc.	89,520
7,000		Hiwin Technologies Corp.	67,703
4,420		MediaTek, Inc.	51,064
17,571		Merida Industry Co. Ltd.	84,661
10,454		Momo.com, Inc.	122,298
60,098		Taiwan Semiconductor Manufacturing Co. Ltd	616,200
25,043		Win Semiconductors Corp.	220,004
		TOTAL	1,497,099
		Thailand—2.4%
103,800		Muangthai Capital PCL	187,735
2,499	[1]	Sea Ltd., ADR	112,605
		TOTAL	300,340
		United Arab Emirates—0.3%
5,716		NMC Health PLC	36,121
		Vietnam—1.7%
16,800		JSC Bank of Foreign Trade of Vietnam	59,435

Shares		Value in U.S. Dollars
	COMMON STOCKS—continued
	Vietnam—continued
44,960	Vinhomes Joint Stock Company	$156,821
	TOTAL	216,256
	TOTAL COMMON STOCKS (IDENTIFIED COST $9,541,298)	12,117,146
	INVESTMENT COMPANY—2.9%
358,352	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.68%[3] (IDENTIFIED COST $358,459)	358,495
	TOTAL INVESTMENT IN SECURITIES—100.1% (IDENTIFIED COST $9,899,757)	12,475,641
	OTHER ASSETS AND LIABILITIES - NET—(0.1)%[4]	(17,315)
	TOTAL NET ASSETS—100%	$12,458,326
Affiliated fund holdings are investment companies which are managed by the Adviser, the former Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended February 29, 2020, were as follows:
	PNC Government Money Market Fund, Class I Shares	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 5/31/2019	278,404	—	278,404
Purchases/Additions	920,958	1,124,594	2,045,552
Sales/Reductions	(1,199,362)	(766,242)	(1,965,604)
Balance of Shares Held 2/29/2020	—	358,352	358,352
Value	$—	$358,495	$358,495
Change in Unrealized Appreciation/Depreciation	N/A	$36	$36
Net Realized Gain/(Loss)	N/A	$(39)	$(39)
Dividend Income	$2,528	$1,355	$3,883
1	Non-income-producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 29, 2020, these restricted securities amounted to $58,639, which represented 0.5% of total net assets.

Additional information on restricted securities held at February 29, 2020, is as follows:
Security	Acquisition Date	Acquisition Cost	Market Value
TCS Group Holding PLC, GDR	2/5/2020	$67,889	$58,639
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 29, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Note: The categories of investments are shown as a percentage of total net assets at February 29, 2020.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 29, 2020, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$3,101,121	$9,016,025	$—	$12,117,146
Investment Company	358,495	—	—	358,495
TOTAL SECURITIES	$3,459,616	$9,016,025	$—	$12,475,641
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt
JSC	—Joint Stock Company